SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 145,404	$ 140,088
Customer payments received attributable to contract liabilities for unearned revenue	19,122	182,653
Revenue recognized from fulfilling contract liabilities	(55,500)	(177,337)
Deferred revenue, ending	$ 109,026	$ 145,404